NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Assets	$ 199,139	$ 29,879
Cash	3,047	$ 997
CRWE Real Estate Inc. [Member] | 2016 [Member]
Assets	0
Intercompany	0
Total Assets sold	0
Cash	100
Payable assumed by buyer	5,867
Total Consideration	5,967
Gain on sale of subsidiaries	$ 5,967